Shareholder Report, Line Graph (Details) - USD ($)	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000012098
Account Value [Line Items]
Account Value	$ 37,541	$ 36,755	$ 40,089	$ 41,636	$ 40,608	$ 40,770	$ 37,948	$ 38,039	$ 36,982	$ 36,206	$ 36,797	$ 34,649	$ 32,648	$ 34,093	$ 33,490	$ 31,250	$ 30,536	$ 29,309	$ 26,353	$ 26,811	$ 28,442	$ 28,730	$ 27,949	$ 26,082	$ 25,046	$ 24,815	$ 23,362	$ 23,651	$ 21,772	$ 23,607	$ 22,515	$ 21,509	$ 23,890	$ 25,183	$ 22,291	$ 24,365	$ 25,033	$ 28,867	$ 27,827	$ 28,897	$ 31,890	$ 31,382	$ 31,524	$ 29,066	$ 30,786	$ 29,625	$ 28,682	$ 26,973	$ 27,385	$ 25,526	$ 25,554	$ 25,477	$ 25,674	$ 25,022	$ 22,581	$ 23,593	$ 24,750	$ 22,275	$ 20,740	$ 20,218	$ 18,894	$ 16,392	$ 18,076	$ 19,182	$ 18,538	$ 17,923	$ 17,171	$ 16,842	$ 17,019	$ 17,110	$ 16,866	$ 15,814	$ 16,714	$ 16,066	$ 15,637	$ 15,160	$ 13,889	$ 15,145	$ 14,806	$ 16,257	$ 16,116	$ 15,477	$ 15,181	$ 14,939	$ 14,382	$ 14,195	$ 14,519	$ 14,863	$ 13,605	$ 13,470	$ 13,152	$ 12,714	$ 12,600	$ 12,483	$ 12,043	$ 12,121	$ 11,763	$ 11,363	$ 11,219	$ 10,807	$ 10,417	$ 10,318	$ 10,207	$ 10,455	$ 10,449	$ 10,543	$ 10,047	$ 10,236	$ 9,956	$ 10,112	$ 9,479	$ 9,624	$ 10,255	$ 10,513	$ 10,476	$ 9,536	$ 9,796	$ 10,492	$ 10,069	$ 10,181
C000012101
Account Value [Line Items]
Account Value	22,433	22,748	23,813	24,291	23,341	25,027	23,029	23,192	22,680	22,149	21,311	21,428	20,926	22,045	21,116	20,002	20,247	18,859	17,100	17,945	18,882	19,588	18,906	17,462	17,919	18,065	18,371	18,886	17,422	18,386	17,252	15,912	17,562	18,114	16,554	18,342	18,269	19,688	19,257	19,378	20,752	19,924	20,541	19,334	20,107	19,577	19,429	19,211	19,029	18,132	17,460	16,675	16,904	16,213	14,286	14,404	14,630	14,069	13,211	13,060	12,297	10,947	13,479	14,850	14,927	14,639	14,252	14,015	13,620	13,933	13,705	12,826	13,816	13,234	13,144	12,611	11,347	12,652	12,220	13,234	13,332	13,161	12,734	12,659	12,470	12,540	12,624	13,234	12,808	12,670	12,217	12,015	11,648	11,709	11,558	11,542	11,469	11,379	11,398	10,961	10,711	10,572	10,090	10,442	10,498	10,550	10,053	10,029	9,797	9,745	9,019	8,935	9,552	9,851	9,800	9,149	9,510	10,066	9,992	10,219
C000012193
Account Value [Line Items]
Account Value	27,556	27,359	29,225	30,371	28,864	30,698	27,753	27,844	27,054	26,409	25,814	25,672	25,275	26,868	26,068	24,267	24,463	22,699	20,420	21,620	22,923	23,752	23,008	21,299	21,267	21,681	21,659	22,083	20,248	21,465	20,145	18,867	20,792	21,595	19,419	21,138	21,590	23,996	23,766	24,139	27,307	26,692	27,607	25,620	26,929	26,134	25,614	24,468	24,691	23,353	23,992	23,607	23,666	22,571	19,912	19,840	20,146	19,482	18,138	17,526	15,676	13,477	15,523	16,534	16,249	16,026	15,187	15,013	15,280	15,735	15,501	14,460	15,031	14,489	14,210	13,328	11,982	13,156	12,882	14,485	14,561	13,657	13,438	13,249	12,735	12,810	12,761	13,122	12,402	12,364	11,963	11,641	11,441	11,397	11,178	11,058	10,843	10,630	10,568	10,270	9,892	9,892	9,516	9,898	9,874	9,954	9,516	9,555	9,342	9,246	8,533	8,531	9,309	9,600	9,565	9,090	9,514	10,134	9,973	10,062
C000012197
Account Value [Line Items]
Account Value	20,527	20,665	22,196	23,551	22,649	24,536	22,196	22,364	21,981	21,948	20,710	20,709	19,820	21,211	20,651	19,345	19,966	17,951	16,335	17,544	18,778	19,608	18,759	17,378	17,300	17,600	17,874	18,076	16,253	17,258	16,847	15,562	17,142	17,554	15,822	17,118	17,555	19,743	19,439	19,457	22,159	21,791	23,065	21,925	22,864	22,380	23,029	22,323	22,904	22,197	23,508	23,464	22,455	20,477	18,030	17,539	17,860	17,200	16,342	15,683	14,151	12,301	14,683	15,645	15,672	15,593	14,707	14,366	14,834	15,349	15,038	14,038	15,105	14,682	14,721	13,859	12,300	13,857	13,665	15,660	15,870	14,695	14,560	14,358	13,445	13,506	13,224	13,580	13,056	13,089	12,811	12,423	11,932	11,945	11,792	11,472	11,322	11,178	11,108	10,867	10,573	10,503	9,789	10,425	10,388	10,347	9,739	9,716	9,427	9,276	8,603	8,614	9,658	10,081	9,764	9,255	9,765	10,520	10,429	10,315
C000012198
Account Value [Line Items]
Account Value	16,638	17,402	18,426	19,091	18,503	20,049	18,282	18,450	18,241	18,407	16,751	17,184	16,427	17,604	16,710	16,273	16,947	15,149	13,835	14,747	15,567	16,343	15,259	13,936	14,429	14,674	15,733	16,131	14,554	15,579	14,890	13,189	14,721	15,234	13,886	15,437	15,061	16,130	15,908	15,619	16,260	15,504	15,974	15,442	15,714	15,395	15,895	16,197	15,720	15,123	14,236	12,799	12,589	11,767	9,779	9,442	9,844	9,352	9,175	9,060	8,690	7,539	10,679	11,934	12,506	12,101	11,752	11,551	10,983	11,828	11,781	11,085	12,248	11,764	12,130	11,775	10,467	11,966	11,799	12,958	13,244	12,984	12,730	12,633	12,028	11,925	11,900	12,722	12,581	12,488	12,098	12,109	11,445	11,705	11,567	11,259	11,766	11,802	11,972	11,793	11,640	11,398	10,153	10,504	10,406	10,224	9,765	9,828	9,758	9,520	8,628	8,474	9,106	9,623	9,404	8,865	9,241	9,669	9,845	10,035
C000012079
Account Value [Line Items]
Account Value	17,160	17,287	17,710	16,963	16,844	18,343	17,652	18,282	17,758	16,696	15,760	15,354	14,562	15,795	15,608	15,275	15,997	14,819	13,183	13,541	14,547	15,068	14,833	14,112	14,813	14,759	14,935	15,899	14,492	15,229	14,304	14,053	16,069	17,065	15,767	16,851	17,700	18,359	17,036	17,927	19,611	17,847	18,001	16,739	17,906	17,477	16,664	16,084	15,898	14,670	13,814	13,564	13,619	13,341	12,376	12,795	13,153	13,137	12,597	12,417	12,314	11,356	13,609	14,589	14,399	14,390	14,624	14,654	14,473	13,894	13,688	13,545	13,400	13,423	12,871	12,702	11,475	12,407	11,743	11,920	12,236	11,908	11,798	11,287	11,010	10,932	10,496	11,304	11,764	11,802	11,491	11,593	11,668	11,675	11,565	11,351	11,313	11,321	11,582	11,178	11,208	10,703	10,949	11,621	11,816	12,300	11,912	11,160	10,922	11,268	10,198	10,327	10,718	10,384	10,427	9,900	9,532	10,106	9,500	9,977
Morningstar US Market Index
Account Value [Line Items]
Account Value	30,526	30,706	32,622	33,206	32,198	33,174	31,161	31,392	30,746	30,067	29,598	28,667	27,374	28,603	27,708	26,283	25,947	24,686	22,565	23,150	24,301	24,748	23,912	22,383	22,284	22,039	21,418	21,925	20,522	21,805	20,681	19,132	21,091	21,932	20,051	21,891	21,939	24,114	23,344	23,961	25,471	24,506	24,852	23,270	24,388	23,703	23,263	22,685	22,601	21,467	20,732	20,130	20,250	19,410	17,336	17,728	18,403	17,163	16,229	15,870	15,062	13,304	15,382	16,754	16,749	16,290	15,695	15,368	15,107	15,403	15,173	14,181	15,147	14,562	14,339	13,855	12,764	14,063	13,776	14,856	14,822	14,329	13,856	13,767	13,402	13,360	13,645	14,168	13,443	13,305	12,910	12,626	12,343	12,314	12,080	11,982	11,843	11,720	11,712	11,287	11,066	10,860	10,420	10,641	10,631	10,608	10,207	10,186	10,003	9,948	9,296	9,300	9,842	10,038	9,992	9,256	9,524	10,133	9,955	10,137
Morningstar US Market Index
Account Value [Line Items]
Account Value	30,526	30,706	32,622	33,206	32,198	33,174	31,161	31,392	30,746	30,067	29,598	28,667	27,374	28,603	27,708	26,283	25,947	24,686	22,565	23,150	24,301	24,748	23,912	22,383	22,284	22,039	21,418	21,925	20,522	21,805	20,681	19,132	21,091	21,932	20,051	21,891	21,939	24,114	23,344	23,961	25,471	24,506	24,852	23,270	24,388	23,703	23,263	22,685	22,601	21,467	20,732	20,130	20,250	19,410	17,336	17,728	18,403	17,163	16,229	15,870	15,062	13,304	15,382	16,754	16,749	16,290	15,695	15,368	15,107	15,403	15,173	14,181	15,147	14,562	14,339	13,855	12,764	14,063	13,776	14,856	14,822	14,329	13,856	13,767	13,402	13,360	13,645	14,168	13,443	13,305	12,910	12,626	12,343	12,314	12,080	11,982	11,843	11,720	11,712	11,287	11,066	10,860	10,420	10,641	10,631	10,608	10,207	10,186	10,003	9,948	9,296	9,300	9,842	10,038	9,992	9,256	9,524	10,133	9,955	10,137
Morningstar US Market Index
Account Value [Line Items]
Account Value	30,526	30,706	32,622	33,206	32,198	33,174	31,161	31,392	30,746	30,067	29,598	28,667	27,374	28,603	27,708	26,283	25,947	24,686	22,565	23,150	24,301	24,748	23,912	22,383	22,284	22,039	21,418	21,925	20,522	21,805	20,681	19,132	21,091	21,932	20,051	21,891	21,939	24,114	23,344	23,961	25,471	24,506	24,852	23,270	24,388	23,703	23,263	22,685	22,601	21,467	20,732	20,130	20,250	19,410	17,336	17,728	18,403	17,163	16,229	15,870	15,062	13,304	15,382	16,754	16,749	16,290	15,695	15,368	15,107	15,403	15,173	14,181	15,147	14,562	14,339	13,855	12,764	14,063	13,776	14,856	14,822	14,329	13,856	13,767	13,402	13,360	13,645	14,168	13,443	13,305	12,910	12,626	12,343	12,314	12,080	11,982	11,843	11,720	11,712	11,287	11,066	10,860	10,420	10,641	10,631	10,608	10,207	10,186	10,003	9,948	9,296	9,300	9,842	10,038	9,992	9,256	9,524	10,133	9,955	10,137
Morningstar US Market Index
Account Value [Line Items]
Account Value	30,526	30,706	32,622	33,206	32,198	33,174	31,161	31,392	30,746	30,067	29,598	28,667	27,374	28,603	27,708	26,283	25,947	24,686	22,565	23,150	24,301	24,748	23,912	22,383	22,284	22,039	21,418	21,925	20,522	21,805	20,681	19,132	21,091	21,932	20,051	21,891	21,939	24,114	23,344	23,961	25,471	24,506	24,852	23,270	24,388	23,703	23,263	22,685	22,601	21,467	20,732	20,130	20,250	19,410	17,336	17,728	18,403	17,163	16,229	15,870	15,062	13,304	15,382	16,754	16,749	16,290	15,695	15,368	15,107	15,403	15,173	14,181	15,147	14,562	14,339	13,855	12,764	14,063	13,776	14,856	14,822	14,329	13,856	13,767	13,402	13,360	13,645	14,168	13,443	13,305	12,910	12,626	12,343	12,314	12,080	11,982	11,843	11,720	11,712	11,287	11,066	10,860	10,420	10,641	10,631	10,608	10,207	10,186	10,003	9,948	9,296	9,300	9,842	10,038	9,992	9,256	9,524	10,133	9,955	10,137
Morningstar US Market Index
Account Value [Line Items]
Account Value	30,526	30,706	32,622	33,206	32,198	33,174	31,161	31,392	30,746	30,067	29,598	28,667	27,374	28,603	27,708	26,283	25,947	24,686	22,565	23,150	24,301	24,748	23,912	22,383	22,284	22,039	21,418	21,925	20,522	21,805	20,681	19,132	21,091	21,932	20,051	21,891	21,939	24,114	23,344	23,961	25,471	24,506	24,852	23,270	24,388	23,703	23,263	22,685	22,601	21,467	20,732	20,130	20,250	19,410	17,336	17,728	18,403	17,163	16,229	15,870	15,062	13,304	15,382	16,754	16,749	16,290	15,695	15,368	15,107	15,403	15,173	14,181	15,147	14,562	14,339	13,855	12,764	14,063	13,776	14,856	14,822	14,329	13,856	13,767	13,402	13,360	13,645	14,168	13,443	13,305	12,910	12,626	12,343	12,314	12,080	11,982	11,843	11,720	11,712	11,287	11,066	10,860	10,420	10,641	10,631	10,608	10,207	10,186	10,003	9,948	9,296	9,300	9,842	10,038	9,992	9,256	9,524	10,133	9,955	10,137
S&P Total Market Index
Account Value [Line Items]
Account Value	29,953	30,161	32,059	32,677	31,704	32,690	30,649	30,868	30,246	29,612	29,077	28,201	26,924	28,165	27,283	25,877	25,594	24,294	22,210	22,825	23,972	24,451	23,601	22,088	21,992	21,774	21,216	21,719	20,303	21,571	20,490	18,944	20,891	21,711	19,849	21,672	21,715	23,868	23,119	23,715	25,230	24,307	24,670	23,118	24,217	23,543	23,145	22,573	22,471	21,374	20,655	20,013	20,079	19,216	17,124	17,496	18,165	16,947	16,041	15,679	14,880	13,138	15,243	16,602	16,623	16,158	15,569	15,245	14,987	15,295	15,074	14,086	15,058	14,482	14,276	13,792	12,699	14,005	13,730	14,828	14,804	14,307	13,844	13,753	13,375	13,328	13,597	14,120	13,409	13,275	12,884	12,611	12,310	12,288	12,060	11,950	11,830	11,708	11,698	11,282	11,067	10,855	10,394	10,627	10,608	10,579	10,174	10,155	9,976	9,915	9,263	9,266	9,824	10,027	9,971	9,243	9,524	10,132	9,967	10,140
Morningstar® US Large-Mid Cap Broad Growth IndexSM
Account Value [Line Items]
Account Value	38,412	37,606	41,017	42,598	41,545	41,711	38,822	38,914	37,831	37,035	37,639	35,440	33,392	34,869	34,251	31,958	31,227	29,971	26,953	27,421	29,090	29,382	28,583	26,672	25,613	25,376	23,891	24,187	22,266	24,142	23,024	21,995	24,429	25,752	22,794	24,913	25,595	29,516	28,452	29,545	32,603	32,085	32,229	29,717	31,471	30,286	29,319	27,571	27,991	26,089	26,115	26,031	26,229	25,556	23,057	24,087	25,263	22,730	21,160	20,622	19,268	16,713	18,425	19,550	18,888	18,258	17,488	17,149	17,326	17,416	17,164	16,089	17,003	16,340	15,900	15,411	14,116	15,391	15,040	16,506	16,360	15,708	15,404	15,154	14,587	14,394	14,718	15,051	13,712	13,580	13,248	12,785	12,671	12,552	12,106	12,182	11,819	11,414	11,267	10,850	10,456	10,354	10,241	10,489	10,481	10,573	10,073	10,261	9,978	10,132	9,496	9,641	10,272	10,529	10,489	9,545	9,803	10,500	10,074	10,183
Morningstar® US Mid Cap IndexSM
Account Value [Line Items]
Account Value	22,779	23,099	24,180	24,660	23,695	25,408	23,379	23,542	23,022	22,482	21,632	21,750	21,241	22,377	21,433	20,303	20,553	19,145	17,358	18,215	19,165	19,882	19,188	17,721	18,185	18,333	18,644	19,167	17,682	18,660	17,509	16,149	17,823	18,384	16,801	18,618	18,544	19,984	19,546	19,669	21,064	20,221	20,848	19,621	20,408	19,867	19,715	19,494	19,311	18,397	17,711	16,912	17,141	16,436	14,479	14,597	14,821	14,250	13,378	13,222	12,447	11,080	13,640	15,025	15,098	14,803	14,409	14,167	13,764	14,078	13,845	12,952	13,950	13,359	13,264	12,724	11,445	12,760	12,321	13,342	13,440	13,264	12,831	12,752	12,558	12,626	12,708	13,321	12,889	12,747	12,287	12,081	11,710	11,770	11,615	11,597	11,521	11,428	11,447	11,003	10,751	10,607	10,121	10,473	10,528	10,578	10,076	10,050	9,816	9,762	9,032	8,946	9,565	9,863	9,811	9,157	9,517	10,071	9,996	10,220
Morningstar® US Mid Cap Broad Growth IndexSM
Account Value [Line Items]
Account Value	28,026	27,823	29,719	30,884	29,348	31,214	28,216	28,307	27,502	26,843	26,240	26,095	25,693	27,311	26,497	24,664	24,863	23,071	20,752	21,972	23,296	24,137	23,380	21,642	21,611	22,031	22,008	22,440	20,575	21,811	20,469	19,170	21,126	21,942	19,732	21,478	21,936	24,381	24,146	24,524	27,742	27,116	28,048	26,027	27,358	26,546	26,014	24,852	25,074	23,715	24,358	23,962	24,017	22,900	20,197	20,119	20,424	19,746	18,364	17,740	15,864	13,637	15,703	16,722	16,430	16,201	15,350	15,170	15,438	15,893	15,653	14,598	15,172	14,621	14,336	13,444	12,080	13,262	12,983	14,600	14,674	13,761	13,536	13,343	12,822	12,894	12,842	13,204	12,475	12,434	12,029	11,702	11,498	11,452	11,230	11,106	10,888	10,672	10,607	10,306	9,927	9,924	9,549	9,932	9,906	9,983	9,542	9,578	9,362	9,264	8,548	8,544	9,324	9,614	9,577	9,099	9,523	10,141	9,978	10,064
Morningstar® US Small Cap Broad Growth Extended IndexSM
Account Value [Line Items]
Account Value	20,590	20,729	22,266	23,628	22,721	24,615	22,269	22,439	22,056	22,023	20,783	20,782	19,889	21,283	20,722	19,412	20,039	18,017	16,397	17,615	18,858	19,694	18,842	17,454	17,377	17,681	17,961	18,168	16,344	17,358	16,946	15,655	17,246	17,667	15,925	17,223	17,666	19,871	19,569	19,588	22,310	21,937	23,220	22,075	23,017	22,525	23,178	22,464	23,043	22,332	23,657	23,609	22,592	20,596	18,133	17,634	17,952	17,286	16,427	15,761	14,221	12,366	14,757	15,721	15,742	15,662	14,771	14,427	14,896	15,412	15,099	14,094	15,163	14,735	14,771	13,905	12,337	13,900	13,705	15,704	15,912	14,730	14,593	14,387	13,470	13,526	13,243	13,602	13,080	13,107	12,827	12,434	11,942	11,953	11,798	11,474	11,323	11,177	11,105	10,863	10,568	10,496	9,781	10,415	10,377	10,335	9,728	9,703	9,411	9,261	8,588	8,599	9,641	10,064	9,747	9,244	9,767	10,520	10,431	10,316
Morningstar® US Small Cap Broad Value Extended IndexSM
Account Value [Line Items]
Account Value	16,886	17,665	18,702	19,378	18,778	20,347	18,554	18,723	18,510	18,678	16,995	17,431	16,662	17,855	16,943	16,500	17,184	15,359	14,028	14,954	15,785	16,575	15,476	14,133	14,636	14,886	15,970	16,377	14,780	15,821	15,119	13,389	14,944	15,467	14,098	15,675	15,293	16,376	16,149	15,856	16,504	15,735	16,210	15,671	15,944	15,615	16,129	16,443	15,952	15,354	14,451	12,990	12,774	11,939	9,918	9,574	9,979	9,477	9,296	9,171	8,796	7,629	10,807	12,071	12,647	12,234	11,878	11,674	11,096	11,935	11,883	11,179	12,350	11,857	12,226	11,863	10,542	12,051	11,881	13,046	13,333	13,067	12,808	12,708	12,096	11,987	11,959	12,787	12,642	12,544	12,148	12,154	11,485	11,741	11,602	11,290	11,797	11,833	12,001	11,818	11,663	11,418	10,168	10,518	10,423	10,237	9,771	9,834	9,762	9,523	8,629	8,474	9,114	9,632	9,411	8,869	9,244	9,671	9,846	10,035
Cohen & Steers Realty Majors Index
Account Value [Line Items]
Account Value	$ 17,779	$ 17,905	$ 18,338	$ 17,560	$ 17,432	$ 18,978	$ 18,258	$ 18,904	$ 18,358	$ 17,255	$ 16,283	$ 15,859	$ 15,034	$ 16,302	$ 16,106	$ 15,756	$ 16,495	$ 15,276	$ 13,583	$ 13,947	$ 14,979	$ 15,511	$ 15,266	$ 14,521	$ 15,239	$ 15,179	$ 15,354	$ 16,341	$ 14,891	$ 15,643	$ 14,689	$ 14,428	$ 16,493	$ 17,510	$ 16,174	$ 17,280	$ 18,145	$ 18,815	$ 17,455	$ 18,364	$ 20,083	$ 18,272	$ 18,422	$ 17,128	$ 18,317	$ 17,873	$ 17,037	$ 16,438	$ 16,244	$ 14,984	$ 14,107	$ 13,848	$ 13,900	$ 13,612	$ 12,624	$ 13,047	$ 13,408	$ 13,388	$ 12,835	$ 12,648	$ 12,529	$ 11,550	$ 13,836	$ 14,828	$ 14,631	$ 14,617	$ 14,851	$ 14,877	$ 14,689	$ 14,097	$ 13,885	$ 13,736	$ 13,585	$ 13,603	$ 13,041	$ 12,866	$ 11,622	$ 12,561	$ 11,885	$ 12,061	$ 12,377	$ 12,042	$ 11,927	$ 11,407	$ 11,124	$ 11,041	$ 10,599	$ 11,412	$ 11,873	$ 11,908	$ 11,591	$ 11,691	$ 11,764	$ 11,768	$ 11,654	$ 11,434	$ 11,392	$ 11,397	$ 11,657	$ 11,246	$ 11,273	$ 10,761	$ 11,006	$ 11,682	$ 11,874	$ 12,358	$ 11,965	$ 11,204	$ 10,962	$ 11,306	$ 10,226	$ 10,353	$ 10,744	$ 10,404	$ 10,445	$ 9,913	$ 9,540	$ 10,114	$ 9,504	$ 9,979